TYPE:  13F-HR OTHERDOC
 SEQUENCE:  1
 FILENAME:  inftable.txt
 DESCRIPTION:  JUN 30, 2004

 OTHERDOC AVAILABLE Series=inftable.txt Ver="": Document is copied.
UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON D.C. 20549
FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  JUNE 30,
2004
Check here if Amendment [  ] Amendment Number:
This Amendment (Check only one.):
[  ]  is a restatement.
[  ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name: Sand Hill Advisors, Inc.
Address:    245 Lytton Avenue
            Suite 250
            Palo Alto, CA  94301
13F File Number:   28-5390

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:
Name: EMILIE R. GOLDMAN
Title:      CWMO and Compliance Officer
Phone:      650-854-9150
Signature,  Place, Date of Signing,
Emilie R. Goldman Palo Alto, CA August 16, 2004

Report Type (Check only one.):
[X]  13F HOLDINGS REPORT
[  ]  13F NOTICE
[  ]  13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:
NONE


FORM 13F SUMMARY PAGE
Report Summary
Number of Other Included Managers: 0
Form 13F Information Table Entry Total: 90
Form 13F Information Table Value Total: $201,238
List of Other Included Managers:        NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Alltel Corp                    COM              020039103      383     7573 SH       SOLE                     3051              4522
American Express               COM              025816109     4116    80105 SH       SOLE                    59030             21075
American Intl Grp              COM              026874107      810    11370 SH       SOLE                     8302              3068
Amgen                          COM              031162100     3951    72396 SH       SOLE                    52451             19945
Applied Materials              COM              038222105     2818   143650 SH       SOLE                   106700             36950
BB&T                           COM              054937107      264     7146 SH       SOLE                                       7146
BP PLC                         COM              055622104     6348   118494 SH       SOLE                    91247             27247
BankAmerica Corp               COM              060505104     1249    14758 SH       SOLE                     7948              6810
Bard (C.R.)                    COM              067383109     4313    76134 SH       SOLE                    59334             16800
Baxter Intl                    COM              071813109      708    20529 SH       SOLE                    20529
Berkshire Hathaway Inc. - Cl A COM              084670108      356        4 SH       SOLE                        3                 1
Boston Private Finl Holdings   COM              101119105     2328   100510 SH       SOLE                     1375             99135
ChevronTexaco Corp             COM              166764100     5348    56824 SH       SOLE                    37886             18938
Cisco Systems                  COM              17275R102     5192   219076 SH       SOLE                   162277             56799
Citigroup Inc                  COM              172967101     3010    64729 SH       SOLE                    47081             17648
Clorox                         COM              189054109      362     6739 SH       SOLE                     2900              3839
Colgate Palmolive              COM              194162103      251     4301 SH       SOLE                     1300              3001
Computer Associates            COM              204912109      358    12776 SH       SOLE                                      12776
Conagra                        COM              205887102     1529    56448 SH       SOLE                    49498              6950
Countrywide Financials         COM              222372104      213     3036 SH       SOLE                                       3036
Cygnus Corp                    COM              232560102       32   106318 SH       SOLE                   106318
DuPont de Nemour               COM              263534109      232     5230 SH       SOLE                     4050              1180
Exxon Mobil Corporation        COM              30231G102     2027    45640 SH       SOLE                    27010             18630
Finisar Corporation            COM              31787A101    15230  7691853 SH       SOLE                  7691853
Fiserv Inc                     COM              337738108      348     8938 SH       SOLE                     8938
Flextronics                    COM              Y2573F102      245    15359 SH       SOLE                    15359
General Electric               COM              369604103     1701    52508 SH       SOLE                    37947             14561
General Mills Inc              COM              370334104     4748    99904 SH       SOLE                    76629             23275
Gilead Sciences                COM              375558103     4894    73050 SH       SOLE                    53750             19300
H & R Block                    COM              093671105     4488    94133 SH       SOLE                    72683             21450
Halliburton                    COM              406216101      350    11550 SH       SOLE                     1750              9800
Health Care Select Sector      COM              81369y209      365    11930 SH       SOLE                     7180              4750
Hewlett-Packard Co.            COM              428236103      251    11900 SH       SOLE                     7490              4410
IBM                            COM              459200101      588     6670 SH       SOLE                     1655              5015
IShares Russell 2000 Value     COM              464287630     1042     6049 SH       SOLE                     1299              4750
Illinois Tool Works            COM              452308109     4316    45012 SH       SOLE                    32587             12425
Intel                          COM              458140100     4367   158232 SH       SOLE                   122446             35786
John Wiley & Sons Cl A         COM              968223206      220     6888 SH       SOLE                                       6888
Johnson & Johnson              COM              478160104     5267    94557 SH       SOLE                    71931             22626
Johnson Controls               COM              478366107     4456    83473 SH       SOLE                    63623             19850
L-3 Communications Hldgs Inc.  COM              502424104     5182    77575 SH       SOLE                    58075             19500
MBIA Inc                       COM              55262C100     3552    62183 SH       SOLE                    48083             14100
Material Sciences              COM              576674105      283    26550 SH       SOLE                                      26550
Mattel                         COM              577081102     4023   220460 SH       SOLE                   164360             56100
McGraw Hill                    COM              580645109     4107    53632 SH       SOLE                    43182             10450
Medicis Phamaceutical 'A'      COM              584690309     3966    99268 SH       SOLE                    75368             23900
Medtronic                      COM              585055106      552    11325 SH       SOLE                     5867              5458
Merck                          COM              589331107      499    10510 SH       SOLE                     1720              8790
Microsoft                      COM              594918104     5395   188913 SH       SOLE                   146759             42154
Mitsubishi Heavy Inds LTD      COM              mhvyf           38    14000 SH       SOLE                                      14000
Morgan Stanley, Dean Witter, D COM              617446448     3705    70213 SH       SOLE                    52988             17225
Network Appliance              COM              64120L104      353    16417 SH       SOLE                    16417
Newell Rubbermaid              COM              651229106     2678   113950 SH       SOLE                    84350             29600
Omnicom Group                  COM              681919106     2234    29431 SH       SOLE                    25275              4156
Openwave Systems Inc.          COM              683718100      132    10416 SH       SOLE                     9618               798
PeopleSoft Inc                 COM              712713106      233    12580 SH       SOLE                    12125               455
Pepsico                        COM              713448108     6100   113209 SH       SOLE                    85684             27525
Pfizer                         COM              717081103     8764   255646 SH       SOLE                   182547             73099
Portal Software                COM              736126301      272    75000 SH       SOLE                    75000
Procter & Gamble               COM              742718109     4273    78498 SH       SOLE                    57848             20650
Qualcomm Inc                   COM              747525103      216     2965 SH       SOLE                                       2965
Rita Medical Systems Inc       COM              76774E103      350    82219 SH       SOLE                    82219
Robert Half International      COM              770323103      213     7146 SH       SOLE                     7146
Robert Mondavi Corporation     COM              609200100     1249    33750 SH       SOLE                                      33750
Shaman Pharmaceutical          COM              819319500        0   103323 SH       SOLE                   103323
Southwest Airlines             COM              844741108      200    11899 SH       SOLE                    11389               510
Standard and Poor's Deposit Re COM              78462F103      218     1900 SH       SOLE                     1500               400
Standard and Poors Mid Cap Tru COM              595635103    14649   131851 SH       SOLE                   102039             29812
Sumitomo Mitsui-Unspons ADR    COM              86562m100       73    10592 SH       SOLE                                      10592
Sun Microsystems               COM              866810104       48    11124 SH       SOLE                    10608               516
Sungard Data Systems           COM              867363103     4838   186075 SH       SOLE                   139868             46207
Swift Energy                   COM              870738101      470    21300 SH       SOLE                                      21300
TIBCO Software Inc             COM              88632Q103      174    20618 SH       SOLE                    18851              1767
Texas Instruments              COM              882508104     2384    98592 SH       SOLE                    98592
Torchmark Corporation          COM              891027104     3770    70068 SH       SOLE                    54168             15900
US Bancorp                     COM              902973304      436    15810 SH       SOLE                     1449             14361
United Technologies            COM              913017109      396     4326 SH       SOLE                      600              3726
Verizon Communications         COM              92343V104      246     6787 SH       SOLE                     2432              4355
Viacom Inc Class B             COM              925524308     2962    82909 SH       SOLE                    55325             27584
Vivus Inc.                     COM              928551100       42    11500 SH       SOLE                     7500              4000
Washington Mutual Saving Bank  COM              939322103      556    14400 SH       SOLE                     8250              6150
Wells Fargo                    COM              949746101     4896    85551 SH       SOLE                    63883             21668
Whole Foods Market             COM              966837106      247     2589 SH       SOLE                     1600               989
Xilinx Incorporated            COM              983919101      234     7011 SH       SOLE                     2500              4511
eBay Inc                       COM              278642103     2258    24553 SH       SOLE                     5849             18704
iShares Russell 1000 Growth In COM              464287614     1661    34717 SH       SOLE                    13454             21263
iShares Russell 1000 Index     COM              464287622      493     8066 SH       SOLE                     4475              3591
iShares Russell 1000 Value Ind COM              464287598     2056    34233 SH       SOLE                    12354             21879
iShares Russell 2000 Growth In COM              464287648      210     3355 SH       SOLE                     1092              2263
iShares Russell 2000 Index     COM              464287655      278     2357 SH       SOLE                     1000              1357